Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Revenue Recognition

13.  Revenue Recognition

Disaggregation of revenue

For the year ended December 31, 2021and 2020, revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Year ended December 31, 2021
Revenue from directly-operated salons	¥3,278,514	¥ ―	¥169,320	¥3,447,834
Revenue from the sale of directly-owned salons	559,000	―	―	559,000
Franchise fees	199,889	―	―	199,889
Royalty income	209,848	―	―	209,848
Staffing service revenue	263,962	―	―	263,962
Sublease revenue	437,976	―	―	437,976
Other franchise revenues	247,351	―	―	247,351
Other revenues	―	43,965	―	43,965
Total revenues	¥5,196,540	¥43,965	¥169,320	¥5,409,825

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty		Consolidated
Year ended December 31, 2020
Revenue from directly-operated salons	¥2,026,806	¥ ―	¥	―	¥2,026,806
Franchise fees	175,445	―		―	175,445
Royalty income	179,745	―		―	179,745
Staffing service revenue	254,282	―		―	254,282
Sublease revenue	492,371	―		―	492,371
Other franchise revenues	187,298	―		―	187,298
Other revenues	―	25,670		―	25,670
Total revenues	¥3,315,947	¥25,670	¥	―	¥3,341,617
*

All revenue streams are recognized over time, with the exception of hiring support within other franchise revenues and revenue from the sale of directly-owned salons, which are recognized at a point in time. Revenue related to hiring support was not material in the periods presented.

Contract balance

Information about receivables and contract liabilities from contracts with customers is as follows:

	Thousands of Yen
	As of	As of
	December 31,	December 31,
	2021	2020	Balance sheet classification
Receivables	¥312,302	¥148,540	Accounts receivable-trade, net

Contract liabilities:
Current	104,182	172,063	Current portion of contract liability
Long-term	239,067	333,978	Contract liability - net of current portion
Total	¥343,249	¥506,041

Prepaid card liability	¥509,355	¥403,229	Advances received

Receivables relate primarily to payments due for royalty income, staffing service revenue and sublease revenue. With respect to the payment term, payment for these revenues is generally collected monthly. As such, no significant finance component has been identified. The receivables balance is presented net of an allowance for expected losses (i.e., doubtful accounts), and are primarily related to receivables from the Company’s franchisees. Refer to “Accounts Receivables – Trade, Net” on Note 1 for details on the components of the receivables balance and the allowance. Contract liabilities primarily represents the Company’s remaining performance obligations under its franchise agreement at the end of the year, for which consideration has been received and revenue had not been recognized, and is generally recognized as revenues ratably over the remaining customer life that the expected services are expected services are expected to be provided. Prepaid card liabilities mainly relate to the unused balance of ReRaKu and SAWAN cards that can be redeemed at company-operated salons for services. Revenue for prepaid cards is recognized and the corresponding liability is reduced as the services are provided. As of December 31, 2021, contract assets under contracts with customers were immaterial and they are included in prepaid expenses and other current assets and other assets in the consolidated balance sheets.

Changes in the Company’s contract liabilities for the year ended December 31, 2021 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2020	¥506,041
Revenues recognized during 2021 which were included in the contract liabilities balance at December 31, 2020	(201,074)
Remaining amounts at December 31, 2021 which were newly recognized as contract liabilities during 2021	38,282
Balance at December 31, 2021	¥343,249

For the year ended December 31, 2021, there were no revenues recognized under performance obligations which were satisfied for past fiscal years by change of transaction price, etc. Changes in receivables and contract liabilities are primarily due to the timing of revenue recognition, billings and cash collections.

Transaction price allocated to remaining performance obligations

Estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2021 is as follows:

Thousands of Yen
Year ending December 31:
2022	¥104,182
2023	100,357
2024	86,118
2025	42,201
2026	8,734
2027 and thereafter	1,657
Total	¥343,249